Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of consolidation

Basis of consolidation

These consolidated financial statements include all the assets, liabilities, equity, revenues, expenses and cash flows of the entities and businesses controlled by Constellium. All intercompany transactions and balances are eliminated.

Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group has power over the investee, is exposed to, or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its power over the entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Investments over which the Group has significant influence or joint control are accounted for under the equity method. The investments are initially recorded at cost. Subsequently they are increased or decreased by the Group’s share in the profit or loss, or by other movements reflected directly in the equity of the entity.

Business combination

Business combination

The Group applies the acquisition method to account for business combinations.

The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities assumed and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The amount of non-controlling interests is determined for each business combination and is either based on the fair value (full goodwill method) or the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets, resulting in recognition of only the share of goodwill attributable to equity holders of the parent (partial goodwill method).

Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the amount of non-controlling interest over the net identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized as a gain in Other gains / (losses)—net in the Consolidated Income Statement.

At the acquisition date, the Group recognizes the identifiable acquired assets, liabilities and contingent liabilities (identifiable net assets) of the subsidiaries on the basis of fair value at the acquisition date. Recognized assets and liabilities may be adjusted during a maximum of 12 months from the acquisition date, depending on new information obtained about the facts and circumstances existing at the acquisition date.

Significant assumptions used in determining allocation of fair value include the following valuation techniques: the cost approach, the income approach and the market approach which are determined based on cash flow projections and related discount rates, industry indices, market prices regarding replacement cost and comparable market transactions.

Acquisition related costs are expensed as incurred and included in Other gains / (losses)—net in the Consolidated Income Statement.

Cash-generating units	Cash-generating units The reporting units (which generally correspond to an industrial site), the lowest level of the Group’s internal reporting, have been identified as its cash-generating units.
Goodwill

Goodwill

Goodwill arising from a business combination is carried at cost as established at the date of the business combination less accumulated impairment losses, if any.

Goodwill is allocated and monitored at the operating segments level which are the groups of cash-generating units that are expected to benefit from the synergies of the combination. The operating segments represent the lowest level within the Group at which the goodwill is monitored for internal management purposes.

Gains and losses on the disposal of a cash-generating unit include the carrying amount of goodwill relating to the cash-generating unit sold.

Impairment of goodwill

Impairment of goodwill

A group of cash-generating units to which goodwill is allocated is tested for impairment annually, or more frequently when there is an indication that the group of units may be impaired.

The net carrying value of a group of cash-generating units is compared to its recoverable amount, which is the higher of the value in use and the fair value less cost of disposal.

Value in use calculations use cash flow projections based on financial budgets approved by management and covering usually a 5-year period. Cash flows beyond this period are estimated using a perpetual long-term growth rate for the subsequent years.

The value in use is the sum of discounted cash flows over the projected period and the terminal value. Discount rates are determined based on the weighted-average cost of capital of each operating segment.

The fair value is the price that would be received for the group of cash-generating units, in an orderly transaction, from a market participant. This value is estimated on the basis of available and relevant market data or a discounted cash flow model reflecting market participant assumptions.

An impairment loss is recognized for the amount by which the group of units carrying amount exceeds its recoverable amount.

Any impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the group of cash-generating units and then, to the other assets of the group of units pro rata on the basis of the carrying amount of each asset in the group of units.

Any impairment loss is recognized in the line Impairment in the Consolidated Income Statement. An impairment loss recognized for goodwill cannot be reversed in subsequent periods.

Non-current assets (and disposal groups) classified as held for sale & Discontinued operations

Non-current assets (and disposal groups) classified as held for sale & Discontinued operations

IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’ defines a discontinued operation as a component of an entity that (i) generates cash flows that are largely independent from cash flows generated by other components, (ii) is classified as held for sale or has been disposed of, and (iii) represents a separate major line of business or geographic areas of operations.

Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset (or disposal group) is available for immediate sale in its present condition.

Assets and liabilities are stated at the lower of carrying amount and fair value less costs to sell if their carrying amount is to be recovered principally through a sale transaction rather than through continuing use.

Assets and liabilities held for sale are presented in separate line items in the Consolidated Statement of Financial Position of the period during which the decision to sell is made.

The results of discontinued operations are shown separately in the Consolidated Income Statement and Consolidated Statement of Cash Flows.

Foreign currency transactions and foreign operations

Foreign currency transactions and foreign operations

Functional currency

Items included in the consolidated financial statements of each of the entities and businesses of Constellium are measured using the currency of the primary economic environment in which each of them operates (their functional currency).

Foreign currency transactions

Transactions denominated in currencies other than the functional currency are recorded in the functional currency at the exchange rate in effect at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-endexchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Income Statement, except when deferred in other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges. Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented within Finance costs – net. Realized foreign exchange gains and losses that relate to commercial transactions are presented in Cost of sales. All other foreign exchange gains and losses, including those that relate to foreign currency derivatives hedging commercial transactions, are presented within Other gains/(losses) – net.

Foreign operations: presentation currency and foreign currency translation

In the preparation of the Consolidated Financial Statements, the year-end balances of assets, liabilities and components of equity of Constellium’s entities and businesses are translated from their functional currencies into Euros, the presentation currency of the Group, at their respective year-end exchange rates. Revenue, expenses and cash flows of Constellium’s entities and businesses are translated from their functional currencies into Euros using their respective average exchange rates for the period.

The net differences arising from exchange rate translation are recognized in the Consolidated Statement of Comprehensive Income / (Loss).

The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements :

Foreign exchange rate for 1 Euro		Year ended December 31, 2017		Year ended December 31, 2016		Year ended December 31, 2015
		Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1273	1.1993	1.1063	1.0541	1.1089	1.0887
Swiss Francs	CHF	1.1103	1.1702	1.0901	1.0739	1.0669	1.0835
Czech Koruna	CZK	26.3151	25.5349	27.0342	27.0210	27.2762	27.0226

Revenue recognition

Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable.

Revenue from product sales, net of trade discounts, allowances and volume-based incentives, is recognized once delivery has occurred, and provided persuasive evidence that the following criteria are met:

-	The significant risks and rewards of ownership of the product have been transferred to the buyer;

-	Neither continuing managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold, has been retained by Constellium;

-	The amount of revenue can be measured reliably;

-	It is probable that the economic benefits associated with the sale will flow to Constellium; and

-	The costs incurred or to be incurred in respect of the sale can be measured reliably.

The Group also enters into tolling agreements whereby clients provide the metal which the Group will then manufacture for them. In these circumstances, revenue is recognized when services are provided at the date of redelivery of the manufactured metal.

Amounts billed to customers in respect of shipping and handling are classified as revenue when the Group is responsible for carriage, insurance and freight. All shipping and handling costs incurred by the Group are recognized in Cost of sales.

Deferred tooling revenue and related costs

Deferred tooling revenue and related costs

Certain automotive long term contracts include the design and manufacture of customized parts. To manufacture such parts, certain specialized or customized tooling is required. In accordance with IAS 11 ‘Construction Contracts’, the Group accounts for the tooling revenue and related costs provided by third party manufacturers on the basis of percentage of completion of the contract.

Research and development costs

Research and development costs

Costs incurred on development projects are recognized as intangible assets when the following criteria are met:

-	It is technically feasible to complete the intangible asset so that it will be available for use;

-	Management intends to complete and use the intangible asset;

-	There is an ability to use the intangible asset;

-	It can be demonstrated how the intangible asset will generate probable future economic benefits;

-	Adequate technical, financial and other resources to complete the development and use or sell the intangible asset are available; and

-	The expenditure attributable to the intangible asset during its development can be reliably measured.

Development expenditures which do not meet these criteria are expensed as incurred. Development costs previously recognized as expenses are not recognized as an asset in a subsequent period.

Other gains / (losses) - net

Other gains / (losses)—net

Other gains / (losses)—net include: (i) realized and unrealized gains and losses on derivatives contracted for commercial purposes and accounted for at fair value through profit or loss, (ii) unrealized exchange gains and losses from the remeasurement of monetary assets and liabilities and (iii) ineffective portion of changes in fair value of derivatives, which are designated for hedge accounting.

Other gains / (losses)—net separately identifies other unusual, infrequent or non-recurring items. Such items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence.

Interest income and expense

Interest income and expense

Interest income is recorded using the effective interest rate method on loans receivables and on the interest bearing components of cash and cash equivalents.

Interest expense on short and long-term financing is recorded at the relevant rates on the various borrowing agreements.

Borrowing costs (including interests) incurred for the construction of any qualifying asset are capitalized during the period of time required to complete and prepare the asset for its intended use.

Share-based payment arrangements

Share-based payment arrangements

Equity-settled share-based payments to employees and Board members providing similar services are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting year, the Group revises its estimate of the number of equity instruments expected to vest.

Property, plant and equipment

Property, plant and equipment

Recognition and measurement

Property, plant and equipment acquired by the Company are recorded at cost, which comprises the purchase price (including import duties and non-refundable purchase taxes), any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated close down and restoration costs associated with the asset. Borrowing costs (including interests) directly attributable to the acquisition or construction of a Property, plant and equipment are included in the cost. Subsequent to the initial recognition, Property, plant and equipment are measured at cost less accumulated depreciation and impairment, if any. Costs are capitalized into construction work-in-progress until such projects are completed and the assets are available for use.

Subsequent costs

Enhancements and replacements are capitalized as additions to Property, plant and equipment only when it is probable that future economic benefits associated with them will flow to the Company and the cost of the item can be measured with reliability. Ongoing regular maintenance costs related to Property, plant and equipment are expensed as incurred.

Depreciation

Land is not depreciated. Property, plant and equipment are depreciated over the estimated useful lives of the related assets using the straight-line method as follows:

-	Buildings 10 – 50 years;

-	Machinery and equipment 3 – 40 years; and

-	Vehicles 5 – 8 years.

Intangible assets

Intangible assets

Recognition and measurement

Technology and Customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and impairment losses. The useful lives of the Group intangible assets are assessed to be finite.

Amortization

Intangible assets are amortized over the estimated useful lives of the related assets using the straight-line method as follows:

-	Technology 20 years;

-	Customer relationships 25 years; and

-	Software 3 – 5 years.

Impairment of property, plant and equipment and intangible assets

Impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment if there is any indication that the carrying amount of the asset (or cash-generating unit to which it belongs) may not be recoverable. The recoverable amount is based on the higher of fair value less cost of disposal (market value) and value in use (determined using estimates of discounted future net cash flows of the asset or group of assets to which it belongs).

Any impairment loss is recognized in the line Impairment in the Consolidated Income Statement.

Financial instruments

Financial instruments

(i) Financial assets

Financial assets are classified either: (a) at fair value through profit or loss, or as (b) loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of Constellium’s financial assets at initial recognition.

(a)	At fair value through profit or loss: These are financial assets held for trading. A financial asset is classified in this category if it is acquired principally for the purpose of selling in the short term. Derivatives are categorized as held for trading except when they are designated as hedging instruments in a hedging relationship that qualifies for hedge accounting in accordance with IAS 39, ‘Financial instruments’. Financial assets carried at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in the Consolidated Income Statement.

(b)	Loans and receivables: These are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are classified as current or non-current assets based on their maturity date. Loans and receivables are comprised of trade receivables and other and non-current and current loans receivable in the Consolidated Statement of Financial Position. Loans and receivables are carried at amortized cost using the effective interest rate method, less any impairment.

(ii) Financial liabilities

Borrowings and other financial liabilities (excluding derivative liabilities) are recognized initially at fair value, net of transaction costs incurred and directly attributable to the issuance of the liability. These financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Any difference between the amounts originally received (net of transaction costs) and the redemption value is recognized in the Consolidated Income Statement using the effective interest rate method.

(iii) Derivative financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

For derivative instruments that do not qualify for hedge accounting, changes in the fair value are recognized immediately in profit or loss and are included in ‘Other gains / (losses)—net’.

For derivative instruments that are designated for hedge accounting, the group documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking the hedge transaction. The group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been and will continue to be highly effective in offsetting changes in cash flows of hedged items.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in Other Comprehensive Income and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognized immediately in the Consolidated Income Statement within ‘Other gains / (losses)—net’.

Amounts accumulated in equity are reclassified to the Consolidated Income Statement when the hedged item affects the Consolidated Income Statement. The gain or loss relating to the effective portion of derivative instruments hedging forecasted cash-flows under customer agreements is recognized in ‘Revenue’. When the forecasted transaction that is hedged results in the recognition of a non-financial asset, the gains and losses previously deferred in equity are reclassified from equity and included in the initial measurement of the cost of the asset. The deferred amounts would ultimately be recognized in the Consolidated Income Statement upon the sale, depreciation or impairment of the asset.

When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in the Consolidated Income Statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recognized in equity is immediately reclassified to the Consolidated Income Statement.

(iv) Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, relevant market prices are used to determine fair values. The Group periodically estimates the impact of credit risk on its derivatives instruments aggregated by counterparties and takes it into account when estimating the fair value of its derivatives. Credit Value Adjustments are calculated for asset derivatives based on Constellium counterparties credit risk. Debit Value Adjustments are calculated for credit derivatives based on Constellium own credit risk. The fair value method used is based on historical probability of default, provided by leading rating agencies.

(v) Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the Consolidated Statement of Financial Position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Leases

Leases

Constellium as the lessee

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Various buildings, machinery and equipment are leased from third parties under operating lease agreements. Under operating leases, lease payments are recognized as rent expense on a straight-line basis over the term of the lease agreement, and are included in Cost of sales or Selling and administrative expenses, depending on the nature of the leased assets.

Leases of property, plant and equipment under which the Group has substantially all the risks and rewards of ownership are classified as finance leases. Various buildings and equipment are leased from third parties under finance lease agreements. Under such finance leases, the asset financed is recognized in Property, plant and equipment and the financing is recognized as a financial liability, in Borrowings.

Constellium as the lessor

Certain land, buildings, machinery and equipment are leased to third parties under finance lease agreements. At lease inception, the net book value of the related assets is removed from Property, plant and equipment and a Finance lease receivable is recorded at the lower of the fair value and the aggregate future cash payments to be received from the lessee computed at an interest rate implicit in the lease. As the Finance lease receivable from the lessee is due, interest income is recognized.

Inventories

Inventories

Inventories are valued at the lower of cost and net realizable value, primarily on a weighted-average cost basis.

Weighted-average costs for raw materials, stores, work in progress and finished goods are calculated using the costs experienced in the current period based on normal operating capacity (and include the purchase price of materials, freight, duties and customs, the costs of production, which includes labor costs, materials and other expenses, which are directly attributable to the production process and production overheads).

Trade account receivables

Trade account receivables

Recognition and measurement

Trade account receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less impairment.

Impairment

An impairment of trade receivables is established when there is objective evidence that the Group will not be able to collect all amounts due. Indicators of impairment would include financial difficulties of the debtor, likelihood of the debtor’s insolvency, late payments, default or a significant deterioration in creditworthiness. The amount of the provision is the difference between the assets’ carrying value and the present value of the estimated future cash flows, discounted at the original effective interest rate. The expense (income) related to the increase (decrease) of the impairment is recognized in the Consolidated Income Statement. When a trade receivable is deemed uncollectible, it is written off against the impairment account. Subsequent recoveries of amounts previously written off are credited in Other gains / (losses) in the Consolidated Income Statement.

Factoring arrangements

In non-recourse factoring arrangements, under which the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized from the Consolidated Statement of Financial Position. When trade account receivables are sold with limited recourse, and substantially all the risks and rewards associated with these receivables are not transferred, receivables are not derecognized. Where the entity does not derecognize the receivables, the cash received from the Factor is classified as a financing cash inflow, the derecognition of the related liability as a financing cash outflow and the settlement of the receivables as an operating cash inflow. Arrangements in which the Group derecognizes receivables result in changes in trade receivables which are reflected as cash flows from operating activities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are comprised of cash in bank accounts and on hand, short-term deposits held on call with banks and other short-term highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value, less bank overdrafts that are repayable on demand, provided there is an offset right.

Share capital

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Trade payables	Trade payables Trade payables are initially recorded at fair value and classified as current liabilities if payment is due in one year or less.
Provisions

Provisions

Provisions are recorded for the best estimate of expenditures required to settle liabilities of uncertain timing or amount when management determines that a legal or constructive obligation exists as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. Provisions are measured at the present value of the expected expenditures to be required to settle the obligation.

The ultimate cost to settle such liabilities is uncertain, and cost estimates can vary in response to many factors. The settlement of these liabilities could materially differ from recorded amounts. In addition, the expected timing of expenditure can also change. As a result, there could be significant adjustments to provisions, which could result in additional charges or recoveries affecting future financial results.

Types of liabilities for which the Group establishes provisions include:

Close down and restoration costs

Estimated close down and restoration costs are accounted for in the year when the legal or constructive obligation arising from the related disturbance occurs and it is probable that an outflow of resources will be required to settle the obligation. These costs are based on the net present value of estimated future costs. Provisions for close down and restoration costs do not include any additional obligations which are expected to arise from future disturbance. The costs are estimated on the basis of a closure plan including feasibility and engineering studies, are updated annually during the life of the operation to reflect known developments (e.g. revisions to cost estimates and to the estimated lives of operations) and are subject to formal review at regular intervals each year.

The initial closure provision together with subsequent movements in the provisions for close down and restoration costs, including those resulting from new disturbance, updated cost estimates, changes to the estimated lives of operations and revisions to discount rates are capitalized within Property, plant and equipment. These costs are then depreciated over the remaining useful lives of the related assets. The amortization or unwinding of the discount applied in establishing the net present value of the provisions is charged to the Consolidated Income Statement as a financing cost.

Environmental remediation costs

Environmental remediation costs are accounted for based on the estimated present value of the costs of the Group’s environmental clean-up obligations. Movements in the environmental clean-up provisions are presented as an operating cost within Cost of sales. Remediation procedures may commence soon after the time at which the disturbance, remediation process and estimated remediation costs become known, and can continue for many years depending on the nature of the disturbance and the technical remediation.

Restructuring costs

Provisions for restructuring are recorded when Constellium’s management is demonstrably committed to the restructuring plan and where such liabilities can be reasonably estimated. The Group recognizes liabilities that primarily include one-time termination benefits, or severance, and contract termination costs, primarily related to equipment and facility lease obligations. These amounts are based on the remaining amounts due under various contractual agreements, and are periodically adjusted for any anticipated or unanticipated events or changes in circumstances that would reduce or increase these obligations.

Legal, tax and other potential claims

Provisions for legal claims are made when it is probable that liabilities will be incurred and when such liabilities can be reasonably estimated. For asserted claims and assessments, liabilities are recorded when an unfavorable outcome of a matter is deemed to be probable and the loss is reasonably estimable. Management determines the likelihood of an unfavorable outcome based on many factors such as the nature of the matter, available defenses and case strategy, progress of the matter, views and opinions of legal counsel and other advisors, applicability and success of appeals, process and outcomes of similar historical matters, amongst others. Once an unfavorable outcome is considered probable, management weights the probability of possible outcomes and the most likely loss is recorded. Legal matters are reviewed on a regular basis to determine if there have been changes in management’s judgment regarding the likelihood of an unfavorable outcome or the estimate of a potential loss. Depending on their nature, these costs may be charged to Cost of sales or Other gains/ (losses)–net in the Consolidated Income Statement. Included in other potential claims are provisions for product warranties and guarantees to settle the net present value portion of any settlement costs for potential future legal actions, claims and other assertions that may be brought by Constellium’s customers or the end-users of products. Provisions for product warranty and guarantees are charged to Cost of sales in the Consolidated Income Statement. When any legal action, claim or assertion related to product warranty or guarantee is settled, the net settlement amount incurred is charged against the provision established in the Consolidated Statement of Financial Position. The outstanding provision is reviewed periodically for adequacy and reasonableness by Constellium management.

Management establishes tax reserves and accrues interest thereon, if deemed appropriate, in expectation that certain tax return positions may be challenged and that the Group might not succeed in defending such positions, despite management’s belief that the positions taken were fully supportable.

Pension, other post-employment plans and other long-term employee benefits

For defined contribution plans, the contribution paid in respect of service rendered over the service period is recognized in the Consolidated Income Statement. This expense is included in Cost of sales, Selling and administrative expenses or Research and development expenses, depending on its nature.

For defined benefit plans, the retirement benefit obligation recognized in the Consolidated Statement of Financial Position represents the present value of the defined benefit obligation as reduced by the fair value of plan assets. The effects of changes in actuarial assumptions and experience adjustments are presented in the Consolidated Statement of Comprehensive Income / (Loss).

The amount charged to the Consolidated Income Statement in respect of these plans (including the service costs and the effect of any curtailment or settlement, net of interest costs) is included within the Income / (loss) from operations.

The defined benefit obligations are assessed using the projected unit credit method. The most significant assumption is the discount rate.

Other post-employment benefit plans mainly relate to health and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents. Eligibility for coverage is dependent upon certain age and service criteria. These benefit plans are unfunded and are accounted for as defined benefit obligations, as described above.

Other long term employee benefits mainly include jubilees and other long-term disability benefits. For these plans, actuarial gains and losses arising in the year are recognized immediately in the Consolidated Income Statement.

Taxation

Taxation

The current Income tax (expense) / benefit is calculated on the basis of the tax laws enacted or substantively enacted at the Consolidated Statement of Financial Position date in the countries where the Company and its subsidiaries operate and generate taxable income.

The Group is subject to income taxes in the Netherlands, France, United States and numerous other jurisdictions. Certain of Constellium’s businesses may be included in consolidated tax returns within the Company. In certain circumstances, these businesses may be jointly and severally liable with the entity filing the consolidated return, for additional taxes that may be assessed.

Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. This approach also requires the recognition of deferred income tax assets for operating loss carryforwards and tax credit carryforwards.

The effect on deferred tax assets and liabilities of a change in tax rates and laws is recognized as tax income / (loss) in the year when the rate change is substantively enacted. Deferred income tax assets and liabilities are measured using tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on the tax rates and laws that have been enacted or substantively enacted at the date of the Consolidated Statement of Financial Position. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Presentation of financial statements

Presentation of financial statements

The consolidated financial statements are presented in millions of Euros, except Earnings per share in Euros. Certain reclassifications may have been made to prior year amounts to conform to current year presentation or with IFRS requirements.

Pension, other post-employment benefits and other long-term employee benefits

Pension, other post-employment benefits and other long-term employee benefits

The present value of the defined benefit obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the defined benefit obligations and net pension costs include discount rates and rates of future compensation increase.

Any material changes in these assumptions could result in a significant change in employee benefit expenses recognized in the Consolidated Income Statement, actuarial gains and losses recognized in Equity and prepaid and accrued benefits. Details of the key assumptions applied are set out in NOTE 23—Pensions and other post-employment benefit obligations.